Earnings per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per share
Basic earnings per share

($ in millions, except per share data in $)	2013	2012	2011
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,824	2,700	3,159
Income (loss) from discontinued operations, net of tax	(37)	4	9

Net income	2,787	2,704	3,168

Weighted-average number of shares outstanding (in millions)	2,297	2,293	2,288
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.23	1.18	1.38
Income (loss) from discontinued operations, net of tax	(0.02)	—	—

Net income	1.21	1.18	1.38

Diluted earnings per share

($ in millions, except per share data in $)	2013	2012	2011
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,824	2,700	3,159
Income (loss) from discontinued operations, net of tax	(37)	4	9

Net income	2,787	2,704	3,168

Weighted-average number of shares outstanding (in millions)	2,297	2,293	2,288
Effect of dilutive securities:
Call options and shares	8	2	3

Dilutive weighted-average number of shares outstanding	2,305	2,295	2,291

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.23	1.18	1.38
Income (loss) from discontinued operations, net of tax	(0.02)	—	—

Net income	1.21	1.18	1.38